Leases - Amounts recognized in profit and loss (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation charges of right of use assets	¥ 595,245	¥ 567,195	¥ 611,844
Interest expenses	76,218	60,870	70,388
Shortterm lease cost	447,362	512,492	400,926
Variable lease cost	45,315	78,700	97,548
Total lease cost	1,164,140	1,219,257	1,180,706
Increase in the right-of-use assets	692,736	659,748	534,313
Offices
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation charges of right of use assets	317,697	332,626	377,025
Data centers
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation charges of right of use assets	225,858	139,155	128,043
Others
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation charges of right of use assets	¥ 51,690	¥ 95,414	¥ 106,776